Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2015	Oct. 01, 2016	Sep. 26, 2015	Jan. 02, 2016	Dec. 27, 2014	Sep. 30, 2011	Dec. 31, 2008
Gain Contingencies [Line Items]
Purchase commitments		$ 956,000		$ 941,000
Purchase commitments due in next twelve months		696,000		714,000
Purchase commitments		130,000		130,000
Purchase obligation, due in third year		130,000		97,000
Litigation settlement amount	$ 16,000		$ 16,000	16,000
Insurance recovery benefit		10,499	20,083	20,083
Insurance recoveries related to cash flows from investing activities			2,771	2,771	$ 4,000
Insurance recoveries related to cash flows from operating activities		10,499	$ 22,150	23,243	10,000
Electricity [Member]
Gain Contingencies [Line Items]
Purchase commitments		10,000		13,000
Eagan Labor Dispute [Member]
Gain Contingencies [Line Items]
Recorded liability for related multiemployer pension withdrawal liability							$ 40,000
Additional liability incurred for settlement of claims						$ 17,000
Insurance Recoveries-Tornado Loss [Member]
Gain Contingencies [Line Items]
Initial payments received				26,000	14,000
Insurance recoveries received				20,000	$ 6,000
Insurance Recoveries-Tornado Loss [Member] | Distribution, Selling and Administrative Costs [Member]
Gain Contingencies [Line Items]
Insurance recovery benefit				11,000
Diesel Fuel [Member]
Gain Contingencies [Line Items]
Purchase commitments		$ 109,000		$ 132,000